Borrowings and Debentures - Long-term Borrowings (Detail) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	₩ 2,104,996		₩ 252,817
Less current installments	(89,631)		(41,331)
Long-term borrowings, excluding current installments	2,015,365		211,486
Gross amount [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	₩ 2,134,007		253,771
Gross amount [member] | Korea Development Bank Longterm Borrowings with 3.20 Percent Interest Due March 31 2020 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	3.20%	3.20%
Maturity	Mar. 31, 2020
Long-term borrowings			30,000
Gross amount [member] | KEB Hana bank longterm borrowings with3.51 percent interest due February 28 2019 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	3.51%	3.51%
Maturity	Feb. 28, 2019
Long-term borrowings	₩ 40,000		40,000
Gross amount [member] | Kookmin Bank Longterm Borrowings With 1.95 Percent Interest Due March 15 2018 [member ]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	1.95%	1.95%
Maturity	Mar. 15, 2018
Long-term borrowings			717
Gross amount [member] | Korea Development Bank longterm borrowings with 2.2 % interest due Jul. 30, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	2.20%	2.20%
Maturity	Jul. 30, 2019
Long-term borrowings	₩ 9,750		22,750
Gross amount [member] | Korea Development Bank long term borrowings with 2.2 % interest due Jul. 30, 2019 two [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	2.20%	2.20%
Maturity	Jul. 30, 2019
Long-term borrowings	₩ 2,500		5,833
Gross amount [member] | Korea Development Bank long-term borrowings with 2.32% interest due December 20, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	2.32%	2.32%
Maturity	Dec. 20, 2021
Long-term borrowings	₩ 36,750		49,000
Gross amount [member] | Korea Development Bank long term borrowings with 2.78 % interest due Dec. 21, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	2.78%	2.78%
Maturity	Dec. 21, 2022
Long-term borrowings	₩ 50,000		50,000
Gross amount [member] | Credit Agricole CIB [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	2.72%	2.72%
Maturity	Dec. 14, 2023
Long-term borrowings	₩ 50,000
Gross amount [member] | Export Kreditnamnden long-term borrowings with 1.70% interest due April 29, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	1.70%	1.70%
Maturity	Apr. 29, 2022
Long-term borrowings	₩ 45,007	$ 40,253	55,471	$ 51,775
Gross amount [member] | Shinhan Bank and others long term borrowings with 4.21% due September 30 2023 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	4.21%	4.21%
Maturity	Sept. 30, 2023
Long-term borrowings	₩ 1,750,000
Gross amount [member] | Shinhan bank and others longterm borrowings with 7.20% due September 30 2023 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	7.20%	7.20%
Maturity	Sept. 30, 2023
Long-term borrowings	₩ 150,000
Present value discount [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	₩ (29,011)		₩ (954)